EMPLOYEE BENEFITS - Percentage of performance shares vesting (Details)	Jun. 30, 2021
Percentage performance shares vesting:
More than 25th percentile	0.00%
Between 25th to 50th percentile	25.00%
50th to 75th percentile	75.00%
More than or equal to 75th percentile	100.00%